Basis of Presentation, Liquidity And Summary of Significant Accounting Policies (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cost Of Sales	$ 11,123	$ 14,113	$ 36,989	$ 36,216	$ 47,965	$ 56,458	[1]
Gross profit	3,020	3,462	10,376	9,851	12,727	15,043	[1]
Selling, General and Administrative Expense	3,028	4,485	10,161	13,981	18,338	18,152	[1]
Previously Reported [Member]
Cost Of Sales						55,949
Gross profit						15,552
Selling, General and Administrative Expense						18,661
Adjustment [Member]
Cost Of Sales						509
Gross profit						(509)
Selling, General and Administrative Expense						$ (509)

[1]	The Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2012 has been restated as described in Note 2 herein.